Loan Commitments And Other Related Activities (Contractual Amounts Of Financial Instruments With Off-Balance-Sheet Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments to make loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 1,072,963	$ 314,705
Variable Rate	31,239	43,979
Unused lines of credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	20,395	10,678
Variable Rate	65,788	55,684
Standby letters of credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 3,997	$ 1,415